Document and Entity Information	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38583
Entity Registrant Name	Crinetics Pharmaceuticals, Inc.
Entity Central Index Key	0001658247
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3744114
Entity Address, Address Line One	6055 Lusk Boulevard
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	450-6464
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CRNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false